JPMORGAN TRUST III

270 Park Avenue

New York, New York 10017

January 5, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust III (the “Trust”) on behalf of

The JPMorgan Multi-Manager Alternatives Fund (the “Fund”)

File Nos. 333-192502 and 811-22915

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectuses for the Fund dated March 1, 2015, as supplemented April 23, 2015. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated December 16, 2015 for the Fund.

If you have any questions, please call the undersigned at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS XBRL	Instance Document

EX-101.SCH XBRL	Taxonomy Extension Schema Document

EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase